                                [NATIONWIDE LOGO]



                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A





                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1998







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                                [NATIONWIDE LOGO]
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                           [PHOTO OF JOSEPH J. GASPER]


                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VA Separate Account-A.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.



                              /s/ JOSEPH J. GASPER
                           ---------------------------
                           Joseph J. Gasper, President
                                February 16, 1999

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
Investments at market value:
     American Century VP - American Century VP Advantage (ACVPAdv)
          1,951,829 shares (cost $11,170,293).......................................................    $ 13,545,696
     Federated IS - Federated American Leaders Fund II (FedAmLead)
          1,446 shares (cost $24,252)...............................................................          31,352
     Federated IS - Federated High Income Bond Fund II (FedHiInc)
          13,495 shares (cost $139,561).............................................................         147,361
     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          8,563 shares (cost $184,689)..............................................................         217,669
     Fidelity VIP - Growth Portfolio (FidVIPGr)
          2,377,861 shares (cost $62,054,856).......................................................     106,694,632
     Fidelity VIP - Overseas Portfolio (FidVIPOv)
          1,369 shares (cost $27,404)...............................................................          27,453
     MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
          7,653 shares (cost $112,689)..............................................................         164,318
     MFS(R) VIT - Total Return Series (MFSTotReSe)
          1,514 shares (cost $22,243)...............................................................          27,431
     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
          710,119 shares (cost $12,488,770).........................................................      18,882,054
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
          2,682,541 shares (cost $30,127,453).......................................................      31,358,899
     Nationwide SAT - Money Market Fund (NSATMyMkt)
          4,724,961 shares (cost $4,724,961)........................................................       4,724,961
     Nationwide SAT - Total Return Fund (NSATTotRe)
          4,784,022 shares (cost $57,449,682).......................................................      88,026,006
     Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
          1,710,702 shares (cost $26,303,122).......................................................      27,952,864
                                                                                                       -------------
               Total investments....................................................................     291,800,696
     Accounts receivable............................................................................          22,494
                                                                                                       -------------
               Total assets.........................................................................     291,823,190
Accounts payable....................................................................................          82,678
                                                                                                       -------------
Contract owners' equity.............................................................................   $ 291,740,512
                                                                                                       =============

                                                                                                                  ANNUAL
  Contract owners' equity represented by:                   UNITS          UNIT VALUE                             RETURN*
                                                           --------         ---------                            ---------
    Contracts in accumulation phase:
    VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ..............................        422,481         $18.120337        $  7,655,498           16%
         Non-tax qualified ..........................        292,874          18.120337           5,306,976           16%
         Initial Funding by Depositor (Note 1a)               25,000          19.938436             498,461           17%
      Fidelity VIP - Growth Portfolio:
         Tax qualified ..............................      1,927,875          32.787648          63,210,487           38%
         Non-tax qualified ..........................      1,322,563          32.787648          43,363,730           38%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..............................        341,118          30.616503          10,443,840           28%
         Non-tax qualified ..........................        275,617          30.616503           8,438,429           28%
      Nationwide SAT - Government Bond Fund:
         Tax qualified ..............................        765,133          21.148524          16,181,434            7%
         Non-tax qualified ..........................        717,431          21.148524          15,172,607            7%
      Nationwide SAT - Money Market Fund:
         Tax qualified ..............................        158,971          14.772116           2,348,338            4%
         Non-tax qualified ..........................        155,307          14.772116           2,294,213            4%
      Nationwide SAT - Total Return Fund:
         Tax qualified ..............................      1,467,465          34.097665          50,037,130           17%
         Non-tax qualified ..........................      1,111,401          34.097665          37,896,179           17%
      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..............................        804,995          19.595500          15,774,280           11%
         Non-tax qualified ..........................        618,690          19.595500          12,123,540           11%

    VA-II Eagle Choice contracts:
      Federated IS - Federated American Leaders Fund II:
         Non-tax qualified ..........................          1,743          17.987623              31,352           16%
      Federated IS- Federated High Income Bond Fund II:
         Non-tax qualified ..........................         11,514          12.798283             147,359            1%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..............................            870          21.089978              18,348           10%
         Non-tax qualified ..........................          9,450          21.089978             199,300           10%
      Fidelity VIP - Overseas Portfolio:
         Non-tax qualified ..........................          2,025          13.556393              27,452           11%
      MFS(R) VIT - Emerging Growth Series:
         Non-tax qualified ..........................          8,948          18.364204             164,323           32%
      MFS(R) VIT - Total Return Series:
         Non-tax qualified ..........................          1,840          14.903861              27,423           11%
                                                           =========          =========
    Reserves for annuity contracts in payout phase:
         Tax qualified ..............................                                               287,218
         Non-tax qualified ..........................                                                92,595
                                                                                               ------------
                                                                                               $291,740,512
                                                                                               ============

* The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                TOTAL                           ACVPADV
                                                    ------------------------------    ------------------------------
                                                         1998             1997             1998             1997
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   4,323,281        4,588,429          292,829          205,268
  Mortality, expense and administration
    charges (note 2):
        VA ......................................      (3,566,159)      (3,151,072)        (169,541)        (169,983)
        VA II Convertible .......................          (7,761)          (4,435)              --               --
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................         749,361        1,432,922          123,288           35,285
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........      47,150,221       30,083,967        2,219,938        1,849,764
  Cost of mutual fund shares sold ...............     (34,852,430)     (24,191,559)      (1,802,163)      (1,535,624)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........      12,297,791        5,892,408          417,775          314,140
  Change in unrealized gain (loss) on investments      20,267,908       30,561,366          311,134          381,839
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      32,565,699       36,453,774          728,909          695,979
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................      20,912,139        6,932,717        1,101,845          712,416
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      54,227,199       44,819,413        1,954,042        1,443,680
                                                    -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      10,088,676       12,333,986          354,994          441,982
  Transfers between funds .......................              --               --         (481,562)        (573,695)
  Redemptions ...................................     (28,935,591)     (19,747,846)      (1,643,694)      (1,138,381)
  Annuity benefits ..............................         (16,464)          (9,441)          (1,666)              --
  Annual contract maintenance charge (note 2) ...        (257,516)        (264,125)         (15,108)         (16,785)
  Contingent deferred sales charges (note 2) ....        (291,222)        (306,609)         (13,666)         (18,458)
  Adjustments to maintain reserves ..............          22,883            5,099            2,936              197
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................     (19,389,234)      (7,988,936)      (1,797,766)      (1,305,140)
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        34,837,965       36,830,477          156,276          138,540
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       256,902,547      220,072,070       13,392,281       13,253,741
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $ 291,740,512      256,902,547       13,548,557       13,392,281
                                                    =============    =============    =============    =============



                                                              FEDAMLEAD                        FEDHIINC
                                                    ------------------------------   -------------------------------
                                                        1998             1997             1998             1997
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             134               39            2,448            4,248
  Mortality, expense and administration
    charges (note 2):
        VA ......................................              --               --               --               --
        VA II Convertible .......................            (412)            (218)          (1,945)          (1,182)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................            (278)            (179)             503            3,066
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........             418              187            1,948            1,144
  Cost of mutual fund shares sold ...............            (311)            (156)          (1,782)          (1,086)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........             107               31              166               58
  Change in unrealized gain (loss) on investments           2,772            4,328             (737)           7,211
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............           2,879            4,359             (571)           7,269
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................           1,720               --              664              215
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           4,321            4,180              596           10,550
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................              --           22,852           42,431           39,000
  Transfers between funds .......................              --               --               --               --
  Redemptions ...................................              --               --               --               --
  Annuity benefits ..............................              --               --               --               --
  Annual contract maintenance charge (note 2) ...              --               --               --               --
  Contingent deferred sales charges (note 2) ....              --               --               --               --
  Adjustments to maintain reserves ..............              (3)               2               (2)              --
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................              (3)          22,854           42,429           39,000
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........             4,318           27,034           43,025           49,550
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...            27,034               --          104,334           54,784
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........            31,352           27,034          147,359          104,334
                                                    =============    =============    =============    =============

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              FIDVIPEI                        FIDVIPGR
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      2,235             959         426,238         475,032
  Mortality, expense and administration
    charges (note 2):
        VA ......................................             --              --      (1,214,243)     (1,025,283)
        VA II Convertible .......................         (2,798)         (1,542)             --              --
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................           (563)           (583)       (788,005)       (550,251)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........          2,806          11,629      10,807,056       5,907,035
  Cost of mutual fund shares sold ...............         (2,271)        (11,126)     (6,175,412)     (3,439,457)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            535             503       4,631,644       2,467,578
  Change in unrealized gain (loss) on investments          7,490          21,674      15,101,345      11,226,583
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          8,025          22,177      19,732,989      13,694,161
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          7,955           4,824      11,149,500       2,126,335
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         15,417          26,418      30,094,484      15,270,245
                                                    ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         42,431          77,284       2,737,406       3,552,724
  Transfers between funds .......................             --              --      (1,599,924)       (227,550)
  Redemptions ...................................             --              --      (8,019,362)     (5,192,521)
  Annuity benefits ..............................             --              --          (6,308)         (3,902)
  Annual contract maintenance charge (note 2) ...             --              --         (92,392)        (92,656)
  Contingent deferred sales charges (note 2) ....             --              --         (89,886)        (94,463)
  Adjustments to maintain reserves ..............             (6)            (23)         11,502           2,905
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................         42,425          77,261      (7,058,964)     (2,055,463)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........           57,842         103,679      23,035,520      13,214,782
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...          159,806          56,127      83,670,246      70,455,464
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $    217,648         159,806     106,705,766      83,670,246
                                                    ============    ============    ============    ============


                                                            FIDVIPOV                         MFSEMGRSE
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            488              --              --              --
  Mortality, expense and administration
    charges (note 2):
        VA ......................................             --              --              --              --
        VA II Convertible .......................           (376)           (176)         (1,863)         (1,108)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................            112            (176)         (1,863)         (1,108)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........            383             153           1,882           1,058
  Cost of mutual fund shares sold ...............           (342)           (136)         (1,411)           (955)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........             41              17             471             103
  Change in unrealized gain (loss) on investments          1,171          (1,122)         34,283          19,110
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          1,212          (1,105)         34,754          19,213
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          1,439              --           1,215              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          2,763          (1,281)         34,106          18,105
                                                    ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             --          25,973          36,369          24,000
  Transfers between funds .......................             --              --              --              --
  Redemptions ...................................             --              --              --              --
  Annuity benefits ..............................             --              --              --              --
  Annual contract maintenance charge (note 2) ...             --              --              --              --
  Contingent deferred sales charges (note 2) ....             --              --              --              --
  Adjustments to maintain reserves ..............             (4)              1               3              (2)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................             (4)         25,974          36,372          23,998
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            2,759          24,693          70,478          42,103
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...           24,693              --          93,845          51,742
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........           27,452          24,693         164,323          93,845
                                                    ============    ============    ============    ============


                                                                     (Continued)

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            MFSTOTRESE                     NSATCAPAP
                                                    --------------------------    --------------------------
                                                        1998          1997            1998           1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       360             --        132,292        118,424
  Mortality, expense and administration
    charges (note 2):
        VA ......................................            --             --       (214,106)      (145,398)
        VA II Convertible .......................          (367)          (209)            --             --
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................            (7)          (209)       (81,814)       (26,974)
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........           374            186      2,729,182      1,086,868
  Cost of mutual fund shares sold ...............          (299)          (163)    (1,227,260)      (569,027)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            75             23      1,501,922        517,841
  Change in unrealized gain (loss) on investments         2,175          3,013      2,064,271      2,288,294
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         2,250          3,036      3,566,193      2,806,135
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           423             --        523,967        278,879
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         2,666          2,827      4,008,346      3,058,040
                                                    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            --         21,939      1,199,816      1,215,488
  Transfers between funds .......................            --             --      2,037,217      1,306,249
  Redemptions ...................................            --             --     (1,527,306)      (811,974)
  Annuity benefits ..............................            --             --             --             --
  Annual contract maintenance charge (note 2) ...            --             --        (13,152)       (10,550)
  Contingent deferred sales charges (note 2) ....            --             --        (15,416)       (14,584)
  Adjustments to maintain reserves ..............            (2)            (7)           180            248
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................            (2)        21,932      1,681,339      1,684,877
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........           2,664         24,759      5,689,685      4,742,917
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...          24,759             --     13,192,584      8,449,667
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $    27,423         24,759     18,882,269     13,192,584
                                                    ===========    ===========    ===========    ===========



                                                            NSATGVTBD                      NSATMYMKT
                                                    --------------------------    --------------------------
                                                        1998           1997           1998           1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     1,706,933      2,003,916        221,645        188,948
  Mortality, expense and administration
    charges (note 2):
        VA ......................................      (422,247)      (430,628)       (56,566)       (48,170)
        VA II Convertible .......................            --             --             --             --
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................     1,284,686      1,573,288        165,079        140,778
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........     7,141,556      6,063,749      8,576,339      6,132,122
  Cost of mutual fund shares sold ...............    (6,953,482)    (6,121,368)    (8,576,339)    (6,132,122)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       188,074        (57,619)            --             --
  Change in unrealized gain (loss) on investments       708,425      1,069,495             --             --
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       896,499      1,011,876             --             --
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................       151,117             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     2,332,302      2,585,164        165,079        140,778
                                                    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,335,263        960,685        314,840        521,896
  Transfers between funds .......................       412,520     (2,417,365)     2,154,594        649,313
  Redemptions ...................................    (4,948,454)    (3,397,263)    (1,620,690)    (1,416,420)
  Annuity benefits ..............................        (4,265)        (4,041)            --             --
  Annual contract maintenance charge (note 2) ...       (29,309)       (35,429)        (3,873)        (4,045)
  Contingent deferred sales charges (note 2) ....       (42,231)       (46,119)       (18,281)       (15,466)
  Adjustments to maintain reserves ..............           296             38           (146)          (242)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................    (3,276,180)    (4,939,494)       826,444       (264,964)
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (943,878)    (2,354,330)       991,523       (124,186)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      32,302,892     34,657,222      3,651,028      3,775,214
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      31,359,014     32,302,892      4,642,551      3,651,028
                                                    ===========    ===========    ===========    ===========

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             NSATTOTRE                       NBAMTBAL
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    891,027       1,133,579         646,652         458,016
  Mortality, expense and administration
    charges (note 2):
        VA ......................................     (1,131,746)       (984,801)       (357,710)       (346,809)
        VA II Convertible .......................             --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (240,719)        148,778         288,942         111,207
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........     12,121,959       5,765,462       3,546,380       3,264,610
  Cost of mutual fund shares sold ...............     (6,698,872)     (3,486,615)     (3,412,486)     (2,893,724)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      5,423,087       2,278,847         133,894         370,886
  Change in unrealized gain (loss) on investments      4,268,306      12,881,367      (2,232,727)      2,659,574
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      9,691,393      15,160,214      (2,098,833)      3,030,460
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      3,430,335       2,634,473       4,541,959       1,175,575
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     12,881,009      17,943,465       2,732,068       4,317,242
                                                    ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      3,144,831       4,254,140         880,295       1,176,023
  Transfers between funds .......................     (1,943,493)      1,564,750        (579,352)       (301,702)
  Redemptions ...................................     (8,549,939)     (5,283,668)     (2,626,146)     (2,507,619)
  Annuity benefits ..............................         (3,182)         (1,498)         (1,043)             --
  Annual contract maintenance charge (note 2) ...        (76,335)        (74,653)        (27,347)        (30,007)
  Contingent deferred sales charges (note 2) ....        (80,993)        (74,498)        (30,749)        (43,021)
  Adjustments to maintain reserves ..............          5,185           1,705           2,944             277
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (7,503,926)        386,278      (2,381,398)     (1,706,049)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        5,377,083      18,329,743         350,670       2,611,193
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       82,653,997      64,324,254      27,605,048      24,993,855
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $ 88,031,080      82,653,997      27,955,718      27,605,048
                                                    ============    ============    ============    ============



================================================================================

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

                  Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                     American Century VP - American Century VP Advantage
                     (ACVPAdv)

                  Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                     Federated IS - Federated American Leaders Fund II
                     (FedAmLead)
                     Federated IS - Federated High Income Bond Fund II
                     (FedHiInc)

                  Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                     Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for VA-II Eagle Choice contracts)
                     Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                     Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for VA-II Eagle Choice contracts)

                  Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                     MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                     MFS(R) VIT - Total Return Series (MFSTotReSe)

                  Funds of the Nationwide Separate Account Trust (Nationwide
                  SAT) (managed for a fee by an affiliated investment advisor);
                     Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                     Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                     Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                     Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                     Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

                  Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT) (available for VA contracts);
                     Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1998, contract owners have invested in all of the above funds except the Nationwide SAT Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.








================================================================================

================================================================================


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
      Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.


                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999







================================================================================


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
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                                  ----------------
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                                  |   Bulk Rate  |
                                                                                               | U.S. Postage |
                                                                                               |     PAID     |
                                                                                               |Columbus, Ohio|
                                                                                               |Permit No. 521|
                                                                                               ----------------






Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
